PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Belgium	1.6%
Titan S.A.		17,000	$1,009,087
Umicore S.A.		18,000	416,272
			1,425,359
Brazil	2.2%
AGI, Inc. - Class A(a)		54,000	382,320
Embraer S.A. - ADR		10,500	669,900
Pagseguro Digital Ltd. - Class A		15,000	135,750
Raia Drogasil S.A.		250,000	814,075
			2,002,045
Canada	1.3%
Capstone Copper Corp.(a)		61,000	560,430
OceanaGold Corp.		25,000	626,653
			1,187,083
China	9.3%
Anhui Yingliu Electromechanical Co. Ltd. - Class A		119,621	1,063,963
China Conch Venture Holdings Ltd.		331,600	460,012
China National Building Material Co. Ltd. - Class H		1,281,753	872,714
Henan Pinggao Electric Co. Ltd. - Class A		65,622	170,656
Kingboard Holdings Ltd.		45,817	688,758
Leader Harmonious Drive Systems Co. Ltd. - Class A		29,609	1,821,951
Minth Group Ltd.		56,568	190,559
OPT Machine Vision Tech Co. Ltd. - Class A		32,469	805,133
Shenzhen YUTO Packaging Technology Co. Ltd. - Class A		161,392	845,135
Sinotruk Jinan Truck Co. Ltd. - Class A		188,540	541,680
TCL Electronics Holdings Ltd.(a)		512,815	842,830
			8,303,391
Cyprus	0.6%
Theon International PLC		16,000	545,523
Germany	0.9%
AIXTRON S.E.		3,200	192,395
Basler A.G.		7,900	255,000
PVA TePla A.G.(a)		7,700	397,143
			844,538
Hong Kong	0.7%
Sa Sa International Holdings Ltd.		5,298,000	621,478
Hungary	0.7%
Richter Gedeon Nyrt		15,500	599,885
India	22.3%
Acutaas Chemicals Ltd.(a)		38,660	1,440,151
Aster DM Healthcare Ltd.(b)		99,109	821,330
Astra Microwave Products Ltd.		22,471	418,185
Avalon Technologies Ltd.(a)(b)		103,379	1,967,896
Bajaj Consumer Care Ltd.(a)		210,609	1,332,733

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Biocon Ltd.		197,897	$874,513
Ceat Ltd.		15,241	560,733
Cholamandalam Financial Holdings Ltd.		40,374	706,704
Data Patterns India Ltd.		17,171	816,622
Genus Power Infrastructures Ltd.		186,419	589,632
Genus Prime Infra Ltd.(a)		35,257	11,669
Honasa Consumer Ltd.(a)		204,035	986,994
INOX India Ltd.		38,878	804,349
MTAR Technologies Ltd.(a)		9,751	785,004
Narayana Hrudayalaya Ltd.		46,691	972,553
Netweb Technologies India Ltd.		13,191	632,413
Phoenix Mills (The) Ltd.		48,960	1,007,867
PNB Housing Finance Ltd.(b)		100,928	1,107,173
Power Mech Projects Ltd.		9,397	274,290
Prestige Estates Projects Ltd.		32,119	530,890
PVR Inox Ltd.(a)		69,947	710,600
Shriram Finance Ltd.		79,953	880,246
Syrma SGS Technology Ltd.		56,103	827,569
Thyrocare Technologies Ltd.(b)		164,905	956,936
			20,017,052
Ireland	0.5%
Bank of Cyprus Holdings PLC		39,000	426,230
Italy	0.4%
Danieli & C Officine Meccaniche S.p.A. (RSP)		6,100	321,589
Malaysia	2.3%
99 Speed Mart Retail Holdings Bhd.		676,426	585,600
Malayan Cement Bhd.		360,854	564,622
Unisem M Bhd		246,376	287,011
Velesto Energy Bhd.		10,239,308	665,461
			2,102,694
Mexico	1.8%
Alsea S.A.B. de C.V.		170,000	445,232
Banco del Bajio S.A.(b)		250,000	808,006
Vista Energy S.A.B. de C.V. - ADR(a)		5,500	350,900
			1,604,138
Netherlands	0.6%
SBM Offshore N.V.		15,275	529,531
Peru	0.6%
Intercorp Financial Services, Inc.		9,900	563,904
Poland	3.7%
Alior Bank S.A.		33,000	1,140,412
Allegro.eu S.A.(a)(b)		95,000	954,975
Benefit Systems S.A.(a)		713	923,424
Diagnostyka S.A.		7,100	327,840
			3,346,651

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	$—
Saudi Arabia	2.7%
National Medical Care Co.		14,000	386,032
Riyadh Cables Group Co.		29,000	924,678
Savola Group (The)		150,000	1,141,009
			2,451,719
South Africa	1.4%
Aspen Pharmacare Holdings Ltd.		101,000	967,331
Northam Platinum Holdings Ltd.		19,000	273,644
			1,240,975
South Korea	10.3%
APR Corp.		3,528	877,844
BNK Financial Group, Inc.		79,670	876,766
Doosan Bobcat, Inc.		22,076	879,164
Duk San Neolux Co. Ltd.(a)		19,341	409,466
Eo Technics Co. Ltd.		3,089	949,051
HAESUNG DS Co. Ltd.		14,312	651,259
Hana Materials, Inc.		22,722	926,890
Handsome Co. Ltd.		49,432	668,431
Hanmi Pharm Co. Ltd.		2,233	572,915
Hansol Chemical Co. Ltd.		4,438	833,575
Hyundai Wia Corp.		10,030	413,682
ISC Co. Ltd.		5,229	612,576
NH Investment & Securities Co. Ltd.		30,474	578,284
			9,249,903
Switzerland	0.3%
Comet Holding A.G. - REG		490	248,032
Taiwan	25.5%
Asia Vital Components Co. Ltd.		11,289	894,785
ASPEED Technology, Inc.		2,311	1,196,614
Bizlink Holding, Inc.		10,883	654,213
ChipMOS Technologies, Inc.(a)		246,375	769,523
Elan Microelectronics Corp.		188,659	1,119,287
Elite Material Co. Ltd.		8,527	1,442,736
FOCI Fiber Optic Communications, Inc.(a)		31,040	563,186
Fositek Corp.		15,792	832,815
Genius Electronic Optical Co. Ltd.		38,661	799,762
Gold Circuit Electronics Ltd.		27,171	1,023,502
Gorilla Technology Group, Inc.(a)		29,675	589,939
Hiwin Mikrosystem Corp.		87,000	576,240
Innodisk Corp.		17,811	902,948
Kaori Heat Treatment Co. Ltd.		18,952	922,123
King Slide Works Co. Ltd.		5,066	1,170,429
King Yuan Electronics Co. Ltd.		91,495	969,333

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kinik Co.		58,741	$1,405,071
Kinsus Interconnect Technology Corp.		69,800	1,952,248
LandMark Optoelectronics Corp.		13,987	886,907
Mega Union Technology, Inc.		27,528	844,250
Poya International Co. Ltd.		41,000	858,443
Shihlin Electric & Engineering Corp.		48,000	360,868
Syntec Technology Co. Ltd.		12,035	759,354
Tong Hsing Electronic Industries Ltd.(a)		41,914	351,295
Visual Photonics Epitaxy Co. Ltd.		96,341	1,049,404
			22,895,275
Thailand	1.2%
Bangkok Life Assurance PCL - NVDR		425,700	316,515
Ichitan Group PCL - NVDR		1,775,500	748,243
			1,064,758
Turkey	1.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.		99,000	586,832
Turk Traktor ve Ziraat Makineleri A.S.(a)		41,000	385,422
			972,254
United Arab Emirates	1.8%
Space42 PLC(a)		2,500,000	1,184,382
Talabat Holding PLC		1,330,000	445,410
			1,629,792
United Kingdom	0.2%
Ceres Power Holdings PLC(a)		30,381	205,323
United States	0.5%
Laureate Education, Inc.(a)		12,500	454,000
TOTAL COMMON STOCKS (Cost $69,367,996)			84,853,122
EQUITY-LINKED SECURITIES	1.3%
Singapore	1.3%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		327,051	1,140,340
TOTAL EQUITY-LINKED SECURITIES (Cost $845,664)			1,140,340
PREFERRED STOCKS	0.5%
Brazil	0.5%
Alpargatas S.A., 3.14%(d)		189,757	441,834
TOTAL PREFERRED STOCKS (Cost $417,032)			441,834
SHORT-TERM INVESTMENTS	4.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(e)		3,814,222	3,814,222
TOTAL SHORT-TERM INVESTMENTS (Cost $3,814,222)			3,814,222
TOTAL INVESTMENTS (Cost $74,444,914)	100.5%		90,249,518
NET OTHER ASSETS (LIABILITIES)	(0.5%)		(418,782)
NET ASSETS	100.0%		$89,830,736

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $6,616,316 or 7% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Information Technology	31.2%
Industrials	18.9
Financials	10.2
Health Care	8.9
Consumer Discretionary	7.6
Consumer Staples	7.3
Materials	6.7
Communication Services	2.1
Real Estate	1.7
Energy	1.7
Total	96.3%

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.3%
Brazil	9.0%
Arcos Dorados Holdings, Inc. - Class A		631,773	$5,092,090
B3 S.A. - Brasil Bolsa Balcao(a)		11,889,257	33,463,941
Banco BTG Pactual S.A.(a)		4,159,011	43,577,650
Multiplan Empreendimentos Imobiliarios S.A.(a)		2,794,211	15,843,046
Petroleo Brasileiro S.A. - ADR		2,232,175	36,071,948
Rede D'Or Sao Luiz S.A.(a)(b)		1,991,152	13,388,003
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,119,118	3,330,826
			150,767,504
Canada	1.9%
Barrick Mining Corp.		866,916	31,841,825
China	22.5%
Anker Innovations Technology Co. Ltd. - Class A		1,436,816	22,110,558
Bilibili, Inc. - Class Z(a)		510,560	8,573,510
China Life Insurance Co. Ltd. - Class H		9,148,521	31,098,334
China Oilfield Services Ltd. - Class H		9,336,288	7,440,127
CITIC Securities Co. Ltd. - Class A		10,131,295	42,863,028
Contemporary Amperex Technology Co. Ltd. - Class A		365,344	21,144,033
ENN Energy Holdings Ltd.		2,839,976	14,650,979
H World Group Ltd.		1,567,000	6,665,322
NAURA Technology Group Co. Ltd. - Class A		464,487	60,503,865
NetEase, Inc.		658,100	16,983,550
PetroChina Co. Ltd. - Class H		22,089,780	23,884,345
Sungrow Power Supply Co. Ltd. - Class A		684,794	16,035,923
Tencent Holdings Ltd.		952,184	52,181,118
Tencent Holdings Ltd. - ADR		290,558	16,044,613
Tencent Music Entertainment Group - Class A		1,483,777	6,220,518
Tongcheng Travel Holdings Ltd.		3,022,824	4,621,236
Trip.com Group Ltd.(a)		389,830	15,488,123
Xiaomi Corp. - Class B(a)(b)		4,328,400	11,942,926
			378,452,108
Hong Kong	2.9%
Hong Kong Exchanges & Clearing Ltd.		1,043,377	48,291,865
India	3.3%
HCL Technologies Ltd.		351,803	3,983,387
HDFC Bank Ltd. - ADR		656,612	16,960,288
Infosys Ltd. - ADR		228,000	2,391,720
JSW Infrastructure Ltd.		2,000,000	6,806,555
Larsen & Toubro Ltd.		250,414	10,961,114
Mahindra & Mahindra Ltd.		117,788	3,818,641
Tata Consultancy Services Ltd.		185,650	3,984,291
UltraTech Cement Ltd.		49,695	5,907,725
			54,813,721
1

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Indonesia	1.1%
Bank Mandiri Persero Tbk PT		49,272,903	$10,609,658
Mitra Adiperkasa Tbk PT		89,901,520	7,667,775
			18,277,433
Mexico	5.3%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,762,179	5,504,614
Cemex S.A.B. de C.V. - ADR		2,402,146	28,825,752
Grupo Financiero Banorte S.A.B. de C.V., Series O		3,153,156	33,279,657
Wal-Mart de Mexico S.A.B. de C.V.		7,175,746	21,078,946
			88,688,969
Russia	0.0%
Gazprom PJSC - ADR(a)(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(a)(c)		757,185	—
			—
South Africa	6.1%
FirstRand Ltd.		6,056,293	35,960,626
MTN Group Ltd.		1,859,108	25,861,804
Naspers Ltd. - Class N		804,544	40,306,771
			102,129,201
South Korea	12.5%
Samsung Card Co. Ltd.		11,303	349,822
Samsung Electronics Co. Ltd.		131,739	28,400,456
Samsung Electronics Co. Ltd. - REG - GDR		5,246	28,275,940
Samsung Life Insurance Co. Ltd.		76,262	19,738,631
SK hynix, Inc.		78,328	133,976,118
			210,740,967
Taiwan	20.7%
Chunghwa Telecom Co. Ltd.		5,490,000	24,385,447
E Ink Holdings, Inc.		2,766,000	18,624,363
Hon Hai Precision Industry Co. Ltd.		4,418,355	34,812,585
MediaTek, Inc.		56,000	7,462,213
Taiwan Semiconductor Manufacturing Co. Ltd.		2,933,816	221,948,317
Yuanta Financial Holding Co. Ltd.		19,156,101	39,507,034
			346,739,959
United Arab Emirates	4.2%
Abu Dhabi Commercial Bank PJSC		3,757,165	14,792,149
Aldar Properties PJSC		12,749,309	28,742,180
Emaar Properties PJSC		8,476,913	27,511,654
			71,045,983
United Kingdom	1.9%
Anglogold Ashanti PLC		404,833	32,817,424
United States	1.9%
MercadoLibre, Inc.(a)		18,859	32,011,078
TOTAL COMMON STOCKS (Cost $1,185,837,179)			1,566,618,037
2

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	2.7%
Brazil	1.4%
Itau Unibanco Holding S.A. - ADR, 4.00%(d)		2,808,800	$22,947,896
South Korea	1.3%
Samsung Electronics Co. Ltd., 0.79%(d)		161,507	22,099,970
TOTAL PREFERRED STOCKS (Cost $29,025,234)			45,047,866
SHORT-TERM INVESTMENTS	3.9%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(e)		65,674,165	65,674,165
TOTAL SHORT-TERM INVESTMENTS (Cost $65,674,165)			65,674,165
TOTAL INVESTMENTS (Cost $1,280,536,578)	99.9%		1,677,340,068
NET OTHER ASSETS (LIABILITIES)	0.1%		1,109,433
NET ASSETS	100.0%		$1,678,449,501

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $25,330,929 or 2% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Information Technology	35.7%
Financials	23.7
Communication Services	9.0
Consumer Discretionary	6.9
Materials	5.9
Real Estate	4.2
Energy	4.0
Industrials	3.6
Consumer Staples	1.3
Utilities	0.9
Health Care	0.8
Total	96.0%
3

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.3%
Australia	6.2%
QBE Insurance Group Ltd.		1,004,957	$17,526,749
Woodside Energy Group Ltd.		591,095	11,544,791
			29,071,540
Belgium	1.8%
Elia Group S.A./N.V.		51,967	8,300,974
Canada	5.1%
Alimentation Couche-Tard, Inc.		215,343	13,726,076
Teck Resources Ltd. - Class B		173,335	10,323,714
			24,049,790
Denmark	1.8%
Orsted A.S.(a)(b)		378,504	8,493,941
France	10.5%
Dassault Systemes S.E.		352,910	7,183,631
Publicis Groupe S.A.		182,193	17,998,701
Schneider Electric S.E.		29,999	9,782,615
Thales S.A.		55,060	14,142,518
			49,107,465
Germany	15.2%
Deutsche Boerse A.G.		66,187	18,059,314
E.ON S.E.		564,399	11,624,003
Heidelberg Materials A.G.		74,370	14,182,355
Infineon Technologies A.G.		80,058	7,470,704
SAP S.E.		44,926	6,878,548
Siemens A.G. - REG		40,405	12,979,783
			71,194,707
Ireland	4.2%
AIB Group PLC		784,555	9,210,845
CRH PLC		98,810	10,572,670
			19,783,515
Italy	3.1%
Leonardo S.p.A.		271,094	14,535,113
Japan	19.8%
Daifuku Co. Ltd.		230,001	10,078,767
Ebara Corp.		381,726	14,687,277
Japan Exchange Group, Inc.		1,510,430	18,997,075
Nippon Sanso Holdings Corp.		325,878	12,017,371
Renesas Electronics Corp.		369,208	10,915,359
Resona Holdings, Inc.		1,017,769	13,182,580
SoftBank Corp.		10,189,530	13,041,245
			92,919,674
Netherlands	1.3%
Universal Music Group N.V.		288,517	6,042,659
1

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Spain	2.9%
CaixaBank S.A.		968,937	$13,711,526
Sweden	1.9%
Svenska Handelsbanken AB - Class A		607,439	8,933,341
Switzerland	2.1%
Roche Holding A.G.		23,529	9,691,153
United Kingdom	20.4%
3i Group PLC		263,877	8,701,489
British American Tobacco PLC		210,484	13,058,022
Compass Group PLC		475,302	15,352,255
London Stock Exchange Group PLC		81,434	8,816,440
National Grid PLC		957,062	15,843,298
Reckitt Benckiser Group PLC		112,043	7,298,701
Shell PLC		416,462	16,202,363
Smith & Nephew PLC		741,911	10,731,697
			96,004,265
TOTAL COMMON STOCKS (Cost $424,948,500)			451,839,663
SHORT-TERM INVESTMENTS	3.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(c)		16,159,315	16,159,315
TOTAL SHORT-TERM INVESTMENTS (Cost $16,159,315)			16,159,315
TOTAL INVESTMENTS (Cost $441,107,815)	99.7%		467,998,978
NET OTHER ASSETS (LIABILITIES)	0.3%		1,412,776
NET ASSETS	100.0%		$469,411,754

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $8,493,941 or 2% of net assets.

(b)Non-income producing security.
(c)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	24.8%
Industrials	16.3
Materials	10.0
Utilities	9.5
Communication Services	8.0
Consumer Staples	7.2
Information Technology	6.9
Energy	5.9
Health Care	4.4
Consumer Discretionary	3.3
Total	96.3%
2

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Australia	4.3%
BHP Group Ltd.		1,702,235	$70,005,422
Northern Star Resources Ltd.		3,254,305	42,696,590
			112,702,012
Belgium	2.2%
KBC Group N.V.		422,096	57,536,827
Brazil	1.7%
NU Holdings Ltd. - Class A(a)		3,281,337	43,838,662
Canada	5.0%
Ivanhoe Mines Ltd. - Class A(a)		4,566,904	35,775,289
Teck Resources Ltd. - Class B		857,587	51,077,295
Wheaton Precious Metals Corp.		400,054	45,002,373
			131,854,957
Denmark	1.8%
Genmab A/S(a)		171,046	46,934,271
Finland	2.1%
Neste Oyj		1,696,090	55,502,959
France	3.9%
Danone S.A.		623,963	51,146,326
Schneider Electric S.E.		153,215	49,963,112
			101,109,438
Germany	11.1%
Deutsche Boerse A.G.		200,500	54,707,004
E.ON S.E.		2,861,507	58,933,782
RWE A.G.		753,517	48,748,039
Siemens A.G. - REG		210,893	67,747,689
Siemens Energy A.G.		326,360	61,826,645
			291,963,159
Guatemala	2.2%
Millicom International Cellular S.A.		634,407	57,578,779
Hong Kong	1.7%
Hong Kong Exchanges & Clearing Ltd.		989,272	45,787,658
Japan	23.8%
Advantest Corp.		325,386	64,718,984
Anritsu Corp.		1,615,272	43,671,304
Furuya Metal Co. Ltd.		791,613	39,435,809
Hitachi Ltd.		1,926,005	52,960,843
Japan Exchange Group, Inc.		3,457,668	43,487,998
Japan Steel Works (The) Ltd.		727,282	34,338,964
JGC Holdings Corp.		2,722,215	41,931,102
Kajima Corp.		1,302,867	47,052,093
Mitsui Kinzoku Co. Ltd.		145,111	37,974,557
Organo Corp.		430,032	43,110,315
Resona Holdings, Inc.		3,865,229	50,064,100
1

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
SBI Holdings, Inc.		2,417,315	$39,234,259
Taisei Corp.		478,920	41,973,062
Yokogawa Electric Corp.		1,333,400	46,211,193
			626,164,583
Netherlands	12.3%
Argenx S.E.(a)		66,174	61,350,290
ASML Holding N.V.		62,352	122,638,383
BE Semiconductor Industries N.V.		125,276	41,095,598
Euronext N.V.(b)		324,102	51,844,653
Prosus N.V.(a)		1,050,646	45,605,785
			322,534,709
Portugal	2.1%
Banco Comercial Portugues S.A. - REG		46,183,239	54,615,884
Singapore	4.0%
DBS Group Holdings Ltd.		1,212,562	61,295,888
Singapore Exchange Ltd.		2,407,476	44,809,292
			106,105,180
Spain	4.2%
Iberdrola S.A.		2,768,285	69,080,848
Solaria Energia y Medio Ambiente S.A.(a)		1,835,570	41,747,201
			110,828,049
Sweden	1.7%
Sandvik AB		1,090,605	44,979,084
Switzerland	6.7%
Galderma Group A.G.		238,177	54,208,849
Sandoz Group A.G.		628,805	56,903,740
UBS Group A.G. - REG		1,328,128	65,847,534
			176,960,123
United Kingdom	7.1%
Barclays PLC		9,263,668	62,249,962
Rio Tinto PLC		567,898	53,649,198
Rolls-Royce Holdings PLC		3,691,813	70,742,145
			186,641,305
TOTAL COMMON STOCKS (Cost $2,065,223,148)			2,573,637,639
SHORT-TERM INVESTMENTS	1.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(c)		35,021,783	35,021,783
TOTAL SHORT-TERM INVESTMENTS (Cost $35,021,783)			35,021,783
TOTAL INVESTMENTS (Cost $2,100,244,931)	99.2%		2,608,659,422
NET OTHER ASSETS (LIABILITIES)	0.8%		21,456,989
NET ASSETS	100.0%		$2,630,116,411

2

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $51,844,653 or 2% of net assets.

(c)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Financials	25.7%
Industrials	21.1
Information Technology	13.8
Materials	12.7
Health Care	8.3
Utilities	8.3
Communication Services	2.2
Energy	2.1
Consumer Staples	2.0
Consumer Discretionary	1.7
Total	97.9%
3